Commitments, Newbuild Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Newbuild commitments [Abstract]
Future minimum capital contributions	$ 20,532	$ 69,695
Less Than One Year [Member]
Newbuild commitments [Abstract]
Future minimum capital contributions	20,532	52,917
One to Two Years [Member]
Newbuild commitments [Abstract]
Future minimum capital contributions	0	16,778
Two to Five Years [Member]
Newbuild commitments [Abstract]
Future minimum capital contributions	$ 0	$ 0